RELATED PARTY TRANSACTIONS AND BALANCES	6 Months Ended
Jun. 30, 2026
RELATED PARTY TRANSACTIONS AND BALANCES
RELATED PARTY TRANSACTIONS AND BALANCES

9. RELATED PARTY TRANSACTIONS AND BALANCES

Key management personnel consist of the Company’s directors and officers including its CEO, Vice President (“VP”) Exploration, VP Business Development, and Chief Financial Officer and Corporate Secretary (together, the “CFO”).

Directors and key management compensation is as follows:

	For the three months ended		For the six months ended
	June 30,	June 30,	June 30,	June 30,
	2026	2025	2026	2025
Management salaries and consulting fees	$213,738	$171,032	$396,491	$344,423
Directors’ fees	19,229	18,635	38,459	36,866
Share-based compensation	5,320	43,015	17,440	187,510
	$238,287	$232,682	$452,390	$568,799

For the six months ended June 30, 2026, the Company’s officers were reimbursed $43,269 (2025 - $46,495) for expenditures incurred in the normal course of business on behalf of the Company.

For the six months ended June 30, 2026, the Company incurred $39,517 (2025 - $33,101) of expenditures from P2 Gold Inc. under a CFO shared-services agreement. These expenditures were expensed under management salaries and consulting fees in the unaudited condensed interim consolidated statement of loss and comprehensive loss.

As at June 30, 2026, accounts payable and accrued liabilities include $30,535 (December 31, 2025 - $30,556) owed to related parties of the Company for transactions incurred in the normal course of business.

9. RELATED PARTY TRANSACTIONS AND BALANCES (Continued)

The Company entered into the Agreement with Pediment, a subsidiary of URZ (formerly NGE), for the Kelly Creek Project (refer to note 6 (c)) and owns 89,240 common shares of URZ (formerly NGE). As at June 30, 2026, the VP Business Development and a director of the Company serve as directors of URZ (formerly NGE). On January 1, 2026, the VP Business Development was appointed interim Chief Executive Officer of URZ (formerly NGE).